Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 14,660,902	$ 2,575,753
Less: allowance for credit losses	(1,385,914)	(1,041,408)	$ (634,321)
Accounts receivable, net	$ 13,274,988	$ 1,534,345